Putnam Short Duration Bond Fund
The fund's portfolio
1/31/22 (Unaudited)

CORPORATE BONDS AND NOTES (56.1%)(a)
	Principal amount	Value
Banking (15.4%)
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.05%, 11/21/22	$5,000,000	$5,048,440
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	22,600,000	21,667,012
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,484,275
Bank of America Corp. sr. unsec. unsub. FRN 2.881%, 4/24/23	2,060,000	2,066,621
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.45%, 3/3/26	32,011,000	34,588,208
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	15,165,000	16,006,146
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.85%, 1/27/23	7,500,000	7,561,939
Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 0.85%, 10/25/24	2,205,000	2,165,927
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	8,750,000	8,546,281
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	5,620,000	5,675,828
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,853,042
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	7,500,000	7,334,289
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	680,000	685,049
BPCE SA 144A sr. unsec. notes 1.00%, 1/20/26 (France)	15,798,000	15,016,552
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	1,000,000	1,021,041
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	560,000	585,200
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	3,865,000	4,212,358
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	9,480,000	9,801,939
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.218%, 4/25/22	1,370,000	1,370,795
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	10,945,000	11,851,547
Citigroup, Inc. unsec. sub. notes 3.50%, 5/15/23	6,250,000	6,408,345
Citizens Financial Group, Inc. 144A unsec. sub. notes 4.15%, 9/28/22	960,000	979,327
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	3,450,000	3,465,346
Credit Suisse Group AG sr. unsec. unsub. notes 1.25%, 8/7/26	14,188,000	13,517,629
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	9,424,674
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	10,000,000	9,580,000
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	6,585,000	6,655,328
Fifth Third Bancorp sr. unsec. notes 1.625%, 5/5/23	3,000,000	3,010,328
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	5,000,000	5,058,179
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	7,500,000	8,087,306
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	4,820,956
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,300,368
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.797%, 7/23/24	6,042,000	6,229,246
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	18,030,000	18,953,153
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	9,250,000	9,490,350
PNC Bank NA sr. unsec. unsub. notes 3.30%, 10/30/24	6,635,000	6,921,895
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	1,510,000	1,567,724
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,938,467
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	5,745,000	5,794,068
Truist Bank sr. unsec. FRN Ser. BKNT, 3.689%, 8/2/24	2,350,000	2,425,917
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	3,000,000	3,031,803
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	6,000,000	5,942,814
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	6,655,000	6,879,613
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	1,128,000	1,196,629
U.S. Bancorp sr. unsec. notes 1.45%, 5/12/25	9,420,000	9,310,263
U.S. Bancorp unsec. sub. notes Ser. MTN, 3.60%, 9/11/24	3,800,000	3,981,415
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	1,315,000	1,326,783
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	4,835,000	4,844,319
UBS Group AG 144A sr. unsec. FRN 1.494%, 8/10/27 (Switzerland)	5,500,000	5,225,935
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	8,765,000	8,821,096
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.75%, 1/24/24	9,230,000	9,595,091

		351,326,856
Basic materials (2.7%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	2,600,000	2,564,762
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	923,892
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	9,550,000	9,174,458
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,143,000	1,167,895
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,829,193
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	5,000,000	4,948,448
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	10,346,000	9,798,833
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,421,283
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	8,686,000	8,511,629
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	894,000	944,689
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	7,172,453
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	3,450,000	3,510,158
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,436,783
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	765,000	768,670
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	422,000	423,985

		62,597,131
Capital goods (3.0%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	11,250,000	10,656,225
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	93,000	89,646
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	6,000,000	6,201,575
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	10,462,191
CANPACK SA/Eastern PA Land Investment Holding, LLC 144A company guaranty sr. unsec. notes 3.125%, 11/1/25 (Poland)	1,225,000	1,211,219
Honeywell International, Inc. sr. unsec. unsub. notes 2.15%, 8/8/22	5,000,000	5,033,150
Howmet Aerospace, Inc. sr. unsec. unsub. notes 5.90%, 2/1/27	2,000,000	2,155,261
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	6,150,000	6,328,424
Otis Worldwide Corp. sr. unsec. notes 2.056%, 4/5/25	6,500,000	6,527,188
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	3,000,000	3,039,979
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	6,000,000	5,715,669
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	7,700,000	7,362,766
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 9/15/22	3,585,000	3,613,609

		68,396,902
Communication services (4.1%)
American Tower Corp. sr. unsec. notes 1.60%, 4/15/26	13,209,000	12,786,411
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	19,760,000	21,428,472
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	5,500,000	5,772,275
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,387,976
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 1.967%, 2/1/24	1,615,000	1,654,366
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	11,942,000	12,452,096
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	2,497,000	2,567,845
Crown Castle International Corp. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	7,039,188
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	732,102
Equinix, Inc. sr. unsec. sub. notes 2.625%, 11/18/24(R)	2,300,000	2,333,666
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	5,744,249
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	8,000,000	8,301,709
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	10,000,000	10,172,563

		93,372,918
Conglomerates (0.7%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 0.65%, 3/11/24 (Netherlands)	15,000,000	14,719,178

		14,719,178
Consumer cyclicals (5.6%)
Amazon.com, Inc. sr. unsec. notes 2.80%, 8/22/24	4,650,000	4,785,056
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,370,000	1,383,519
Block, Inc. 144A sr. unsec. notes 2.75%, 6/1/26	10,575,000	10,251,088
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	10,139,582
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	4,570,000	4,740,598
Ford Motor Co. sr. unsec. unsub. notes 3.664%, 9/8/24	6,000,000	6,060,000
Ford Motor Co., LLC sr. unsec. unsub. notes 2.30%, 2/10/25	3,000,000	2,943,240
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	8,528,833
General Motors Financial Co., Inc. sr. unsec. notes 1.70%, 8/18/23	8,050,000	8,051,825
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	4,121,418
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	14,367,080
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.05%, 3/8/24	6,327,000	6,225,272
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	5,280,000	5,029,188
IHS Markit, Ltd. sr. unsec. notes 3.625%, 5/1/24 (United Kingdom)	900,000	933,750
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 5.00%, 11/1/22 (United Kingdom)	1,845,000	1,875,129
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,354,000	2,476,225
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	9,870,000	10,375,739
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	2,345,000	2,481,245
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	6,269,670
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 3.125%, 9/1/26	6,000,000	5,752,800
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	4,700,000	4,522,669
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,340,000	1,360,871
VF Corp. sr. unsec. notes 2.05%, 4/23/22	1,093,000	1,096,696
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25	1,000,000	1,037,229
ViacomCBS, Inc. sr. unsec. notes 4.75%, 5/15/25	3,500,000	3,763,591

		128,572,313
Consumer finance (1.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	14,000,000	13,763,702
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	8,500,000	8,226,872
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,809,932
Capital One Financial Corp. sr. unsec. unsub. notes 3.50%, 6/15/23	6,500,000	6,676,507

		34,477,013
Consumer staples (2.4%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,937,597
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.30%, 10/15/22	5,000,000	5,078,998
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	3,121,831
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	6,850,000	6,480,450
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	6,870,000	7,327,954
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,579,573
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	9,565,725
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000,000	11,001,000

		55,093,128
Energy (1.0%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	540,000	589,875
Chevron USA, Inc. company guaranty sr. unsec. unsub. notes 0.687%, 8/12/25	11,491,000	11,080,140
Continental Resources, Inc. 144A company guaranty sr. unsec. notes 2.268%, 11/15/26	4,809,000	4,647,731
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	2,000,000	2,146,923
Total Energies Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	5,000,000	5,108,459

		23,573,128
Financial (0.4%)
Intercontinental Exchange, Inc. sr. unsec. notes 0.70%, 6/15/23	7,300,000	7,238,928
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	2,032,320

		9,271,248
Health care (4.8%)
AbbVie, Inc. sr. unsec. sub. notes 2.60%, 11/21/24	12,885,000	13,112,807
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	10,244,763
Becton Dickinson and Co. sr. unsec. unsub. notes 3.734%, 12/15/24	582,000	609,310
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	5,612,000	5,789,662
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	5,000,000	4,784,307
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	431,000	444,524
Cigna Corp. sr. unsec. notes 1.25%, 3/15/26	10,000,000	9,651,588
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	17,000,000	17,426,911
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	5,200,000	5,246,940
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.272%, 8/28/23	1,300,000	1,350,616
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	273,000	281,442
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,704,000	1,757,738
Mylan NV company guaranty sr. unsec. notes 3.95%, 6/15/26	5,280,000	5,574,925
Novartis Capital Corp. company guaranty sr. unsec. notes 1.75%, 2/14/25	9,975,000	9,977,048
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,955,000	4,837,090
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.375%, 8/15/24	2,000,000	2,039,894
Viatris, Inc. company guaranty sr. unsec. notes 1.65%, 6/22/25	14,480,000	14,217,047
Zoetis, Inc. sr. unsec. notes 3.25%, 2/1/23	2,500,000	2,540,661

		109,887,273
Insurance (1.5%)
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	11,619,919
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	3,229,389
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,281,554
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	2,000,000	2,091,486
MassMutual Global Funding II 144A sr. notes 2.50%, 10/17/22	2,000,000	2,026,491
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	3,135,000	3,163,322
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	1,085,000	1,105,114
New York Life Global Funding 144A notes 2.30%, 6/10/22	4,000,000	4,025,909
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	5,091,274

		34,634,458
Investment banking/Brokerage (4.0%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	8,880,000	8,721,491
Deutsche Bank AG sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,997,745
Deutsche Bank AG sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	8,270,000	8,081,118
Deutsche Bank AG sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	6,750,000	6,600,834
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	6,155,649
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	14,580,960
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	3,125,000	3,244,570
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,839,690
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,847,000	5,064,459
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	11,566,053
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	2,095,000	2,157,013
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/23/24	2,195,000	2,294,602
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	4,185,000	4,301,882
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	10,654,622

		92,260,688
Real estate (0.5%)
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	9,375,000	10,267,015

		10,267,015
Technology (4.5%)
Alphabet, Inc. sr. unsec. notes 3.375%, 2/25/24	4,302,000	4,479,171
Alphabet, Inc. sr. unsec. notes 0.45%, 8/15/25	3,600,000	3,449,294
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	1,500,000	1,551,033
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	6,164,897
Apple, Inc. sr. unsec. notes 2.10%, 9/12/22	670,000	675,521
Apple, Inc. sr. unsec. notes 1.125%, 5/11/25	9,055,000	8,883,986
Apple, Inc. sr. unsec. notes 0.55%, 8/20/25	4,843,000	4,634,166
Apple, Inc. sr. unsec. unsub. notes 3.20%, 5/13/25	2,500,000	2,614,586
Apple, Inc. sr. unsec. unsub. notes 2.40%, 5/3/23	2,200,000	2,234,938
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,583,221
Broadcom, Inc. company guaranty sr. unsec. notes 4.70%, 4/15/25	6,500,000	6,981,267
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.60%, 2/28/23	4,585,000	4,665,792
Citrix Systems, Inc. sr. unsec. sub. notes 1.25%, 3/1/26	4,253,000	4,179,592
Dell International, LLC/EMC Corp. company guaranty sr. notes 5.45%, 6/15/23	941,000	983,673
Dell International, LLC/EMC Corp. company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,568,716
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	6,055,000	6,258,573
Microchip Technology, Inc. company guaranty sr. notes 2.67%, 9/1/23	1,600,000	1,622,442
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	3,220,000
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,549,762
Salesforce.com, Inc. sr. unsec. unsub. notes 3.25%, 4/11/23	8,430,000	8,634,161
Skyworks Solutions, Inc. sr. unsec. notes 0.90%, 6/1/23	5,000,000	4,947,132
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	13,400,044

		103,281,967
Transportation (0.5%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,619,740
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,383,388
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	5,088,080
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,329,726

		10,420,934
Utilities and power (3.5%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,730,826
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	1,140,000	1,141,139
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,852,994
Duke Energy Carolinas, LLC sr. notes 3.35%, 5/15/22	2,615,000	2,635,826
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	493,529
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,840,597
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	417,216
Energy Transfer LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	4,159,485
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	174,000	176,362
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.35%, 3/15/23	4,660,000	4,745,756
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	6,182,253
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	951,535
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	6,755,658
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,186,669
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 0.65%, 3/1/23	6,550,000	6,521,180
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	2,928,473
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,964,969
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	4,320,000	4,318,513
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	10,935,000	10,821,354
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	5,162,223
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	7,250,000	7,391,564

		80,378,121

Total corporate bonds and notes (cost $1,303,610,556)		$1,282,530,271

MORTGAGE-BACKED SECURITIES (27.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.03%, 5/15/35	$9,082	$14,360
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	15,448	17,151
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	5,919	6,261
REMICs Ser. 3609, Class LK, 2.00%, 12/15/24	2	2
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.442%, 11/15/28(WAC)	29,561	222
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.277%, 10/25/43(WAC)	151,966	1,611
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	235,456	1,766
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.685%, 5/25/40	53,441	67,336
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	5,988	6,270
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	13,312	13,471
REMICs Trust Ser. 98-W2, Class X, IO, 0.366%, 6/25/28(WAC)	191,589	4,311
REMICs Trust Ser. 98-W5, Class X, IO, 0.047%, 7/25/28(WAC)	58,393	1,238
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	7,016	7,371
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	22,129	84

		141,454
Commercial mortgage-backed securities (14.7%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 0.933%, 12/18/37 (Cayman Islands)	2,375,791	2,375,791
AREIT CRE Trust 144A
FRB Ser. 20-CRE4, Class C, 3.272%, 4/15/37	4,395,000	4,429,721
FRB Ser. 21-CRE5, Class A, 1.186%, 7/17/26	6,063,000	6,044,729
AREIT Trust 144A FRB Ser. 19-CRE3, Class A, 1.184%, 9/14/36	2,318,692	2,317,282
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	14,133	—
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.771%, 11/15/54(WAC)	64,229,522	2,385,613
FRB Ser. 17-BNK8, Class XA, IO, 0.726%, 11/15/50(WAC)	30,927,035	1,079,601
BDS Ltd. 144A FRB Ser. 21-FL8, Class B, 1.453%, 1/18/36 (Cayman Islands)	3,538,000	3,511,985
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.156%, 5/15/38 (Cayman Islands)	5,516,000	5,491,801
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.388%, 8/10/49(WAC)	8,084,657	392,756
FRB Ser. 17-CD6, Class XA, IO, 0.917%, 11/13/50(WAC)	19,436,861	666,218
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.635%, 5/10/58(WAC)	30,138,530	1,663,915
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.186%, 12/15/47(WAC)	275,000	278,025
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class GC19, 5.091%, 3/10/47(WAC)	1,191,000	1,240,520
Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	4,918,000	5,101,441
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	899,000	929,595
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	5,085,000	5,182,191
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.091%, 3/10/47(WAC)	2,888,000	2,980,147
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.558%, 12/10/44(WAC)	332,000	327,216
FRB Ser. 13-CR11, Class B, 5.111%, 8/10/50(WAC)	5,139,000	5,360,131
FRB Ser. 13-CR13, Class C, 4.88%, 11/10/46(WAC)	5,760,000	5,917,689
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	1,040,000	1,070,470
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,410,000	2,493,849
FRB Ser. 15-CR25, Class B, 4.53%, 8/10/48(WAC)	3,315,000	3,490,573
Ser. 12-CR2, Class B, 4.393%, 8/15/45	1,693,000	1,693,457
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,492,017	1,497,491
Ser. 13-LC6, Class B, 3.739%, 1/10/46	2,720,000	2,758,601
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	965,000	984,787
Ser. 12-CR3, Class A3, 2.822%, 10/15/45	2,661,417	2,671,017
FRB Ser. 14-LC15, Class XA, IO, 1.061%, 4/10/47(WAC)	15,703,840	285,800
FRB Ser. 13-LC13, Class XA, IO, 0.996%, 8/10/46(WAC)	3,407,949	43,243
FRB Ser. 14-CR20, Class XA, IO, 0.985%, 11/10/47(WAC)	54,306,809	1,192,578
FRB Ser. 14-CR17, Class XA, IO, 0.958%, 5/10/47(WAC)	4,475,624	79,362
FRB Ser. 15-CR26, Class XA, IO, 0.923%, 10/10/48(WAC)	42,335,911	1,191,841
FRB Ser. 15-LC21, Class XA, IO, 0.674%, 7/10/48(WAC)	67,634,186	1,335,369
FRB Ser. 14-CR14, Class XA, IO, 0.546%, 2/10/47(WAC)	27,776,766	264,404
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	402,000	394,336
FRB Ser. 13-CR9, Class AM, 4.278%, 7/10/45(WAC)	2,000,000	2,030,850
Ser. 12-CR5, Class AM, 3.223%, 12/10/45	2,654,684	2,672,046
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	497,986	246,902
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class XA, IO, 0.822%, 4/15/50(WAC)	45,739,978	880,952
FRB Ser. 18-CX12, Class XA, IO, 0.569%, 8/15/51(WAC)	186,329,609	5,664,793
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.718%, 12/15/49(WAC)	30,435,272	745,664
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.365%, 8/10/44(WAC)	4,251,756	4,227,521
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	18,093,000	1,898,227
Multifamily Structured Pass-Through Certificates FRB Ser. K109, Class XAM, IO, 1.798%, 4/25/30(WAC)	15,372,000	2,060,171
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.611%, 9/25/27(WAC)	36,816,638	2,858,076
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.368%, 3/25/27(WAC)	17,882,000	1,149,837
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.903%, 6/25/26(WAC)	33,499,758	791,164
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.758%, 9/25/27(WAC)	48,583,666	1,816,368
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.636%, 10/25/26(WAC)	67,268,032	1,704,370
Multifamily Structured Pass-Through Certificates FRB Ser. K048, Class X1, IO, 0.228%, 6/25/25(WAC)	244,717,993	1,774,548
FREMF Mortgage Trust 144A
Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	392,138,180	1,063,479
Ser. 19-K95, Class X2A, IO, 0.10%, 6/25/29	901,004,619	5,354,310
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.474%, 2/10/46(WAC)	11,685,475	123,156
GS Mortgage Securities Corp., II 144A
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	4,487,200	4,547,150
Ser. GC10, Class B, 3.682%, 2/10/46	3,478,000	3,471,148
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.975%, 1/10/47(WAC)	748,000	598,400
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47(WAC)	451,000	458,933
Ser. 12-GCJ7, Class AS, 4.085%, 5/10/45	7,064,000	7,088,815
FRB Ser. 13-GC12, Class XA, IO, 1.391%, 6/10/46(WAC)	6,219,305	76,218
FRB Ser. 14-GC24, Class XA, IO, 0.723%, 9/10/47(WAC)	91,568,419	1,437,566
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.989%, 8/10/43(WAC)	1,663,000	1,261,328
FRB Ser. 11-GC5, Class B, 5.158%, 8/10/44(WAC)	3,315,000	3,320,048
Ser. 10-C1, Class B, 5.148%, 8/10/43	479,263	481,991
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	5,720,000	5,708,395
Ser. 12-GCJ9, Class B, 3.747%, 11/10/45	9,225,000	9,319,835
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.192%, 11/15/45(WAC)	2,525,000	2,617,670
FRB Ser. 14-C19, Class C, 4.656%, 4/15/47(WAC)	2,024,000	2,094,065
FRB Ser. 13-C12, Class C, 4.098%, 7/15/45(WAC)	4,088,000	4,113,202
FRB Ser. 15-C31, Class XA, IO, 0.822%, 8/15/48(WAC)	16,013,350	384,007
FRB Ser. 14-C22, Class XA, IO, 0.822%, 9/15/47(WAC)	16,182,229	279,978
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.192%, 11/15/45(WAC)	5,100,000	5,221,835
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class B, 4.819%, 5/15/45(WAC)	2,358,444	2,363,825
Ser. 12-C6, Class AS, 4.117%, 5/15/45	514,000	516,061
Ser. 12-CBX, Class A4, 3.483%, 6/15/45	377,883	379,054
FRB Ser. 13-C10, Class XA, IO, 0.934%, 12/15/47(WAC)	7,636,421	53,454
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.694%, 11/15/43(WAC)	2,462,701	2,459,341
FRB Ser. 10-C2, Class D, 5.694%, 11/15/43(WAC)	1,173,000	1,165,183
FRB Ser. 11-C4, Class C, 5.389%, 7/15/46(WAC)	1,515,996	1,558,429
FRB Ser. 12-C6, Class E, 5.125%, 5/15/45(WAC)	532,000	366,019
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	2,121,376	2,119,873
FRB Ser. 12-LC9, Class D, 4.363%, 12/15/47(WAC)	173,000	169,637
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	94,429	42,632
FRB Ser. 07-C2, Class XW, IO, zero %, 2/15/40(WAC)	14,214	1
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.165%, 4/20/48(WAC)	1,083,519	1,038,824
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C13, Class B, 4.745%, 11/15/46(WAC)	2,813,000	3,020,881
Ser. 13-C13, Class AS, 4.266%, 11/15/46	4,699,000	4,851,483
FRB Ser. 13-C9, Class C, 4.02%, 5/15/46(WAC)	3,168,000	3,193,929
Ser. 12-C6, Class B, 3.93%, 11/15/45	7,574,000	7,624,806
Ser. 13-C8, Class B, 3.525%, 12/15/48(WAC)	6,856,000	6,913,241
Ser. 12-C6, Class AS, 3.476%, 11/15/45	2,007,000	2,022,582
Ser. 13-C9, Class AS, 3.456%, 5/15/46	2,585,000	2,610,178
FRB Ser. 13-C7, Class XA, IO, 1.277%, 2/15/46(WAC)	23,223,152	150,416
FRB Ser. 14-C17, Class XA, IO, 1.059%, 8/15/47(WAC)	5,146,177	91,674
FRB Ser. 15-C26, Class XA, IO, 0.98%, 10/15/48(WAC)	49,427,786	1,273,359
FRB Ser. 17-C34, Class XA, IO, 0.776%, 11/15/52(WAC)	234,241,700	8,327,691
FRB Ser. 16-C32, Class XA, IO, 0.659%, 12/15/49(WAC)	96,147,237	2,551,142
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.897%, 4/15/47(WAC)	3,802,000	3,822,466
FRB Ser. 12-C5, Class E, 4.636%, 8/15/45(WAC)	6,424,000	6,434,412
FRB Ser. 13-C9, Class D, 4.108%, 5/15/46(WAC)	1,837,000	1,690,959
FRB Ser. 13-C7, Class XB, IO, 0.32%, 2/15/46(WAC)	24,165,000	60,412
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.836%, 12/15/51(WAC)	62,153,400	2,992,581
FRB Ser. 16-UB12, Class XA, IO, 0.656%, 12/15/49(WAC)	26,872,675	731,883
FRB Ser. 18-L1, Class XA, IO, 0.515%, 10/15/51(WAC)	78,984,589	2,234,000
Morgan Stanley Capital I Trust 144A
FRB Ser. 07-IQ15, Class C, 6.19%, 6/11/49(WAC)	10,883,816	11,054,692
Ser. 12-C4, Class B, 5.213%, 3/15/45(WAC)	1,450,000	1,449,550
FRB Ser. 12-C4, Class XA, IO, 1.704%, 3/15/45(WAC)	73,838	1
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 21-FL6, Class B, 1.708%, 7/25/36	2,612,000	2,575,014
FRB Ser. 21-FL6, Class A, 1.058%, 7/25/36	3,283,000	3,250,187
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	3,225,000	3,226,242
Ser. 12-C1, Class AS, 4.171%, 5/10/45	916,023	915,458
FRB Ser. 17-C7, Class XA, IO, 1.013%, 12/15/50(WAC)	12,497,181	565,173
FRB Ser. 18-C11, Class XA, IO, 0.771%, 6/15/51(WAC)	64,641,329	2,594,832
UBS-Barclays Commercial Mortgage Trust Ser. 12-C2, Class A4, 3.525%, 5/10/63	6,091,000	6,102,743
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.047%, 8/10/49(WAC)	3,183,000	3,228,084
FRB Ser. 12-C2, Class D, 4.887%, 5/10/63(WAC)	279,000	139,500
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	1,825,000	1,825,122
FRB Ser. 12-C2, Class XA, IO, 1.267%, 5/10/63(WAC)	13,020,363	23,972
VMC Finance, LLC 144A
FRB Ser. 21-FL4, Class AS, 1.553%, 6/16/36	4,199,000	4,177,856
FRB Ser. 21-FL4, Class A, 1.203%, 6/16/36	5,553,829	5,533,229
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.404%, 11/15/48(WAC)	562,042	6
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.305%, 7/15/46(WAC)	898,000	808,370
FRB Ser. 16-BNK1, Class XA, IO, 1.72%, 8/15/49(WAC)	22,515,039	1,438,701
FRB Ser. 19-C50, Class XA, IO, 1.408%, 5/15/52(WAC)	34,923,399	2,732,581
FRB Ser. 17-C41, Class XA, IO, 1.187%, 11/15/50(WAC)	21,005,209	1,066,918
FRB Ser. 18-C48, Class XA, IO, 0.949%, 1/15/52(WAC)	21,601,018	1,181,446
FRB Ser. 15-C27, Class XA, IO, 0.859%, 2/15/48(WAC)	6,213,040	133,804
FRB Ser. 16-C37, Class XA, IO, 0.812%, 12/15/49(WAC)	5,928,190	188,412
FRB Ser. 18-C44, Class XA, IO, 0.735%, 5/15/51(WAC)	77,224,182	2,686,552
FRB Ser. 15-LC20, Class XB, IO, 0.478%, 4/15/50(WAC)	10,567,000	148,361
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.305%, 7/15/46(WAC)	763,000	308,915
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	151,912	151,788
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	1,095,393
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	601,000	621,969
FRB Ser. 12-C10, Class C, 4.346%, 12/15/45(WAC)	267,000	241,567
Ser. 12-C8, Class B, 4.311%, 8/15/45	6,434,000	6,476,464
Ser. 13-C12, Class B, 3.863%, 3/15/48(WAC)	7,671,000	7,816,942
Ser. 12-C9, Class B, 3.84%, 11/15/45	3,960,000	3,991,957
Ser. 12-C8, Class AS, 3.66%, 8/15/45	2,075,000	2,088,371
Ser. 13-C11, Class AS, 3.311%, 3/15/45	1,511,000	1,526,890
FRB Ser. 14-C22, Class XA, IO, 0.791%, 9/15/57(WAC)	25,853,975	435,795
FRB Ser. 14-C23, Class XA, IO, 0.561%, 10/15/57(WAC)	73,261,421	918,259
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.039%, 3/15/46(WAC)	6,641,000	6,840,464
Ser. 11-C4, Class D, 4.887%, 6/15/44(WAC)	2,130,000	1,934,754
Ser. 11-C4, Class E, 4.887%, 6/15/44(WAC)	40,000	29,585
FRB Ser. 12-C8, Class D, 4.857%, 8/15/45(WAC)	2,373,000	2,398,866

		335,421,776
Residential mortgage-backed securities (non-agency) (12.3%)
Angel Oak Mortgage Trust 144A
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	1,380,425	1,382,219
Ser. 20-6, Class A2, 1.518%, 5/25/65(WAC)	968,367	961,008
Ser. 21-5, Class A2, 1.208%, 7/25/66(WAC)	5,735,987	5,649,947
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	246,708	247,107
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.01%, 1/25/49(WAC)	1,056,248	1,052,164
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	266,634	266,115
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.708%, 9/25/45	123,698	122,252
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.458%, 10/25/27 (Bermuda)	2,327,486	2,343,448
FRB Ser. 20-3A, Class M1A, (1 Month US LIBOR + 2.00%), 2.108%, 10/25/30	280,896	281,081
FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 1.45%, 9/25/31 (Bermuda)	1,139,000	1,130,497
BRAVO Residential Funding Trust 144A
Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	122,891	122,125
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	557,980	553,564
Ser. 21-B, Class A1, 2.115%, 4/1/69	4,737,123	4,710,567
Ser. 21-A, Class A1, 1.991%, 10/25/59	7,203,465	7,108,376
Ser. 21-C, Class A1, 1.62%, 3/1/61	5,079,259	5,082,323
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	3,766,000	3,841,215
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.761%, 5/25/35(WAC)	104,173	105,795
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	461,133	460,856
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.728%, 4/25/35	102,550	93,521
Credit Suisse Mortgage Trust 144A
FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	5,801,832	5,790,280
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	3,370,844	3,369,870
CSMC Trust 144A
Ser. 20-RPL5, Class A1, 3.023%, 8/25/60(WAC)	776,016	776,200
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	6,273,069	6,204,923
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	917,911	917,176
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.108%, 11/25/28	600,000	604,934
FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.80%), 1.908%, 4/25/29 (Bermuda)	1,203,130	1,205,380
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.808%, 11/25/28 (Bermuda)	247,773	247,778
Ellington Financial Mortgage Trust 144A Ser. 20-1, Class A1, 2.006%, 5/25/65(WAC)	2,318,900	2,315,050
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.658%, 7/25/28	5,737,734	6,000,356
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.258%, 11/25/28	645,700	667,191
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.108%, 12/25/28	5,957,904	6,225,388
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.858%, 10/25/24	3,570	3,577
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.808%, 4/25/28	8,954,898	9,224,410
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.758%, 10/25/28	12,422,132	12,880,085
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.208%, 8/25/24	134,796	135,301
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.908%, 3/25/29	8,108,712	8,373,473
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.558%, 10/25/29	9,119,051	9,396,701
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2B, (1 Month US LIBOR + 3.45%), 3.558%, 10/25/29	2,054,000	2,133,087
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.608%, 3/25/30	2,457,000	2,491,281
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.758%, 1/25/49	3,511,309	3,552,239
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.558%, 3/25/49	1,081,271	1,093,098
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.508%, 2/25/47	15,286,914	15,546,918
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.458%, 2/25/49	327,936	331,051
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.208%, 9/25/48	283,000	286,560
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (1 Month US LIBOR + 2.05%), 2.158%, 7/25/49	151,115	152,390
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 2.15%, 10/25/33	750,000	760,781
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 1.70%, 1/25/34	1,375,000	1,380,156
Structured Agency Credit Risk Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 1.40%), 1.508%, 2/25/49	9,222,104	9,246,788
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.358%, 2/25/47	1,396,821	1,397,823
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.108%, 2/25/47	7,618,000	7,582,269
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2AS, (1 Month US LIBOR + 0.90%), 1.008%, 10/25/48	932,000	932,148
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.808%, 4/25/28	6,084,866	6,408,742
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.408%, 10/25/28	937,153	971,758
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 5.358%, 10/25/23	1,472,975	1,537,790
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.108%, 7/25/25	373	375
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.108%, 11/25/24	816,679	827,998
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.008%, 11/25/24	941,989	978,782
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 4.508%, 1/25/24	1,547,583	1,609,635
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.458%, 5/25/29	8,048,849	8,354,047
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.358%, 1/25/29	9,475,579	9,798,758
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.658%, 7/25/29	7,734,844	7,937,572
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 3.658%, 7/25/29	1,532,000	1,585,491
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.108%, 10/25/29	118,184	121,034
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.008%, 7/25/24	843,178	855,627
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.708%, 5/25/24	1,092,871	1,114,473
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.708%, 5/25/24	1,287,492	1,306,771
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2, (1 Month US LIBOR + 2.20%), 2.308%, 1/25/30	165,950	168,120
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2C, (1 Month US LIBOR + 2.20%), 2.308%, 1/25/30	2,500,000	2,536,528
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.458%, 9/25/29	5,556,767	5,608,773
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 0.758%, 1/25/31	1,106,172	1,102,371
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 0.708%, 11/25/29	859,309	853,401
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.558%, 7/25/31	214,474	215,346
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.258%, 11/25/39	614,854	613,863
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (1 Month US LIBOR + 2.10%), 2.208%, 10/25/39	425,625	426,689
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.208%, 9/25/39	2,341,292	2,345,682
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.108%, 7/25/39	2,835	2,837
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (1 Month US LIBOR + 0.16%), 0.268%, 11/25/36	881,184	872,811
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	1,337,294	1,344,615
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60(WAC)	2,054,805	2,058,813
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,865,117	1,863,193
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	726,541	727,178
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.468%, 5/25/36	478,073	151,963
Home Re, Ltd. 144A
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.708%, 10/25/28 (Bermuda)	580,625	580,625
FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 1.55%), 1.658%, 7/25/33 (Bermuda)	5,764,000	5,749,872
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	601,177	596,532
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56(WAC)	2,844,664	2,789,489
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	4,020,128	4,020,103
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	3,932,382	3,932,357
Ser. 21-GS1, Class A1, 1.892%, 10/25/66	4,401,631	4,380,715
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	2,188,945	2,188,838
Ser. 21-GS4, Class A1, 1.65%, 11/25/60	3,688,599	3,652,110
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.81%, 2/25/35(WAC)	53,559	53,300
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49(WAC)	1,355,373	1,353,182
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.928%, 8/26/47(WAC)	1,315,000	1,253,392
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	2,819,407	2,820,253
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	1,107,087	1,108,305
FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.008%, 1/25/48	295,667	294,958
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 1.658%, 7/25/28 (Bermuda)	164,210	164,610
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.108%, 4/25/27 (Bermuda)	74,384	74,526
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	303,409	306,910
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	1,343,565	1,341,973
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.158%, 10/25/34	173,916	172,587
Preston Ridge Partners Mortgage Trust, LLC 144A Ser. 21-RPL2, Class A1, 1.455%, 10/25/51(WAC)	2,742,420	2,687,572
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.308%, 2/25/29 (Bermuda)	1,570,000	1,577,947
FRB Ser. 19-2, Class M1B, (1 Month US LIBOR + 1.75%), 1.858%, 6/25/29 (Bermuda)	2,911,754	2,915,769
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	437,408	436,540
Ser. 21-1R, Class A1, 0.859%, 1/25/65(WAC)	363,230	360,878
Starwood Mortgage Residential Trust 144A
Ser. 19-INV1, Class A2, 2.865%, 9/27/49(WAC)	2,643,435	2,633,369
FRB Ser. 20-2, Class A1, 2.718%, 4/25/60(WAC)	1,033,249	1,038,091
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.958%, 5/25/47	421,252	378,548
Triangle Re, Ltd. 144A
FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 3.00%), 3.108%, 8/25/33 (Bermuda)	960,220	960,571
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 2.90%), 3.008%, 11/26/29	4,734,743	4,728,976
FRB Ser. 21-2, Class M1A, (1 Month US LIBOR + 2.05%), 2.158%, 10/25/33 (Bermuda)	2,657,000	2,657,143
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 2.289%, 12/26/50	727,551	723,727
Verus Securitization Trust 144A Ser. 19-INV3, Class A3, 3.10%, 11/25/59(WAC)	1,842,331	1,872,334

		280,845,980

Total mortgage-backed securities (cost $629,316,544)		$616,409,210

ASSET-BACKED SECURITIES (6.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$5,087,000	$5,087,000
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M1, 1.805%, 6/25/36(WAC)	5,000,000	4,950,000
Cascade Funding Mortgage Trust, LLC 144A
Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,712,000	1,700,774
Ser. 21-HB5, Class M2, 1.847%, 2/25/31(WAC)	2,500,000	2,422,375
Finance of America HECM Buyout 144A Ser. 21-HB1, Class M1, 1.588%, 2/25/31(WAC)	3,100,000	3,092,560
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	6,536,000	6,456,169
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.008%, 10/25/53	2,436,000	2,436,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.908%, 11/25/53	1,337,000	1,337,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.858%, 4/25/55	4,793,000	4,793,000
FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.808%, 2/25/55	3,212,000	3,212,000
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.104%, 8/10/23	3,164,000	3,163,994
FRB Ser. 21-S1, Class A1, (1 Month US LIBOR + 0.50%), 0.604%, 9/10/22	3,975,000	3,969,031
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.852%, 4/15/22	7,486,000	7,476,555
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.852%, 2/16/22	6,740,000	6,739,964
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.81%, 4/22/22	7,993,000	7,992,940
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.602%, 3/8/22	6,331,000	6,330,985
FRB Ser. 20-7, Class A, (1 Month US LIBOR + 1.30%), 1.402%, 9/15/22	4,340,000	4,325,517
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.302%, 8/15/22	5,986,000	5,985,975
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	7,055,000	7,054,967
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.238%, 5/15/22	4,856,000	4,855,943
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.858%, 6/25/54	607,578	607,092
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	1,500,000	1,481,903
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.858%, 5/25/55	2,569,000	2,562,791
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (1 Month US LIBOR + 1.25%), 1.352%, 7/25/51 (Ireland)	1,142,843	1,144,088
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.808%, 2/25/55	2,759,000	2,759,000
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	1,773,611	1,773,788
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	2,039,000	2,024,931
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 4/25/22	8,190,000	8,190,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.859%, 8/8/22	6,308,000	6,308,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.809%, 12/8/22	2,689,000	2,689,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.808%, 3/25/54	4,477,000	4,477,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.729%, 11/7/22	7,798,000	7,798,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	946,542	948,293
Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	5,990,000	6,008,108
Ser. 21-1, Class A1, 2.24%, 6/25/24	1,850,000	1,840,697
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.708%, 1/25/46	203,242	202,923
ZH Trust 144A Ser. 21-1, Class A, 2.253%, 2/18/27	3,000,000	2,984,794

Total asset-backed securities (cost $147,484,927)		$147,183,157

COLLATERALIZED LOAN OBLIGATIONS (3.1%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.341%, 4/15/34 (Cayman Islands)	$2,517,000	$2,511,666
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.359%, 4/22/34	2,049,000	2,043,554
AIG CLO, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.10%), 1.358%, 10/25/33 (Cayman Islands)	3,883,000	3,883,377
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.25%), 1.452%, 11/22/34 (Cayman Islands)	2,854,000	2,858,438
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.411%, 10/15/34 (Cayman Islands)	2,091,000	2,092,414
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (BBA LIBOR USD 3 Month + 1.11%), 1.364%, 4/20/32 (Cayman Islands)	1,000,000	1,000,086
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.424%, 10/20/34	1,463,000	1,463,996
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class B, (BBA LIBOR USD 3 Month + 1.70%), 1.941%, 4/15/33 (Cayman Islands)	4,500,000	4,505,760
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 21-5A, Class BR, (BBA LIBOR USD 3 Month + 1.55%), 1.804%, 10/20/32	4,800,000	4,802,755
Greywolf CLO III, Ltd. 144A FRB Ser. 20-3RA, Class A2R, (BBA LIBOR USD 3 Month + 1.85%), 2.109%, 4/15/33 (Cayman Islands)	1,384,000	1,384,742
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (BBA LIBOR USD 3 Month + 1.35%), 1.604%, 1/20/33 (Cayman Islands)	2,028,000	2,029,994
HalseyPoint CLO II, Ltd. 144A FRB Ser. 20-2A, Class B, (BBA LIBOR USD 3 Month + 1.64%), 1.894%, 7/20/31 (Cayman Islands)	5,250,000	5,253,187
ICG US CLO, Ltd. 144A FRB Ser. 20-2RA, Class A2, (BBA LIBOR USD 3 Month + 1.80%), 2.041%, 1/16/33 (Cayman Islands)	4,000,000	4,001,180
ICG US CLO, Ltd. 144A FRB Ser. 21-3A, Class B1R, (BBA LIBOR USD 3 Month + 1.45%), 1.709%, 1/24/32 (Cayman Islands)	3,750,000	3,750,341
Kayne CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.429%, 4/23/34 (Cayman Islands)	2,500,000	2,502,453
Logan CLO I, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.414%, 7/20/34 (Cayman Islands)	2,500,000	2,505,685
Magnetite CLO XXVIII, Ltd. 144A FRB Ser. 21-28A, Class AR, (BBA LIBOR USD 3 Month + 1.13%), 1.276%, 1/20/35 (Cayman Islands)	5,000,000	5,014,400
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.29%), 1.461%, 1/15/35 (Cayman Islands)	1,655,000	1,654,029
Niagara Park CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.00%), 1.241%, 7/17/32 (Cayman Islands)	2,842,000	2,842,523
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (BBA LIBOR USD 3 Month + 1.18%), 1.439%, 1/24/33 (Cayman Islands)	2,413,000	2,414,163
Octagon Investment Partners 44, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.18%), 1.421%, 10/15/34 (Cayman Islands)	2,000,000	2,001,352
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.277%, 10/20/34 (Cayman Islands)	3,107,000	3,105,213
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.391%, 7/15/34 (Cayman Islands)	3,947,000	3,949,285
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.411%, 7/15/34 (Cayman Islands)	2,692,000	2,693,559

Total collateralized loan obligations (cost $70,284,090)		$70,264,152

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.25%, 8/15/46(i)	$135,000	$138,070

Total U.S. treasury obligations (cost $138,070)		$138,070

SHORT-TERM INVESTMENTS (5.1%)(a)
		Principal amount/shares	Value
Alexandria Real Estate Equities, Inc. commercial paper 0.260%, 2/16/22		$5,000,000	$4,999,603
Autonation, Inc. commercial paper 0.220%, 2/1/22		9,000,000	8,999,924
Avery Dennison Corp. commercial paper 0.300%, 3/1/22		5,000,000	4,999,045
Crown Castle International Corp. commercial paper 0.410%, 2/16/22		6,000,000	5,998,907
Enbridge US, Inc. commercial paper 1.061%, 1/19/23		4,000,000	3,955,160
Enbridge US, Inc. commercial paper 0.551%, 3/21/22		5,000,000	4,997,223
Enbridge US, Inc. commercial paper 0.400%, 3/25/22		3,500,000	3,497,856
Energy Transfer LP commercial paper 0.350%, 2/1/22		11,000,000	10,999,907
Intercontinental Exchange, Inc. commercial paper 0.400%, 2/14/22		5,000,000	4,999,300
Putnam Short Term Investment Fund Class P 0.16%(AFF)	Shares	25,289,406	25,289,406
Realty Income Corp. commercial paper 0.400%, 2/15/22		$5,000,000	4,999,563
Sempra Energy commercial paper 0.250%, 2/3/22		5,000,000	4,999,936
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	460,000	460,000
Thermo Fisher Scientific, Inc. commercial paper 0.501%, 6/1/22		$8,000,000	7,987,335
U.S. Treasury Bills 0.134%, 5/5/22(SEGCCS)		1,400,000	1,399,204
U.S. Treasury Bills 0.045%, 3/3/22(SEGCCS)		600,000	599,983
U.S. Treasury Bills 0.042%, 3/17/22(SEGSF)(SEGCCS)		2,300,000	2,299,911
U.S. Treasury Bills 0.041%, 4/21/22(SEGSF)(SEGCCS)		5,200,000	5,198,103
Walgreens Boots Alliance, Inc. commercial paper 0.360%, 2/11/22		5,000,000	4,999,641
Walgreens Boots Alliance, Inc. commercial paper 0.270%, 2/24/22		6,000,000	5,998,784

Total short-term investments (cost $117,682,402)			$117,678,791
TOTAL INVESTMENTS

Total investments (cost $2,268,516,589)			$2,234,203,651

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,034,541,000	$7,314,205	(E)	$(566,899)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	$(7,881,104)
		536,851,000	6,205,998	(E)	1,983,634	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	8,189,632

	Total				$1,416,735				$308,528
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$2,939	$42,924	$10,679	5/11/63	300 bp — Monthly	$(7,715)
	CMBX NA BBB-.6 Index	B+/P	5,604	92,835	23,097	5/11/63	300 bp — Monthly	(17,439)
	CMBX NA BBB-.6 Index	B+/P	11,483	185,670	46,195	5/11/63	300 bp — Monthly	(34,604)
	CMBX NA BBB-.6 Index	B+/P	10,944	191,659	47,685	5/11/63	300 bp — Monthly	(36,629)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC+/P	16,784	112,320	48,533	5/11/63	500 bp — Monthly	(31,640)
	CMBX NA BB.7 Index	B/P	1,123	22,000	7,289	1/17/47	500 bp — Monthly	(6,144)
	Credit Suisse International
	CMBX NA BBB-.6 Index	B+/P	282	2,995	745	5/11/63	300 bp — Monthly	(461)
	CMBX NA BBB-.7 Index	BB-/P	38,436	520,000	100,776	1/17/47	300 bp — Monthly	(62,037)
	Goldman Sachs International
	CMBX NA A.7 Index	BBB+/P	1,714	34,000	1,867	1/17/47	200 bp — Monthly	(139)
	CMBX NA BBB-.6 Index	B+/P	216	1,996	497	5/11/63	300 bp — Monthly	(279)
	CMBX NA BBB-.6 Index	B+/P	4,019	36,934	9,189	5/11/63	300 bp — Monthly	(5,149)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	CCC+/P	22,651	42,240	18,252	5/11/63	500 bp — Monthly	4,440
	CMBX NA BB.7 Index	B/P	627,248	1,281,000	424,395	1/17/47	500 bp — Monthly	204,098
	CMBX NA BBB-.6 Index	B+/P	639	1,996	497	5/11/63	300 bp — Monthly	144
	Merrill Lynch International
	CMBX NA BBB-.6 Index	B+/P	269	998	248	5/11/63	300 bp — Monthly	22
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	BBB+/P	(6)	6,000	329	1/17/47	200 bp — Monthly	(333)
	CMBX NA BB.6 Index	CCC+/P	9,332	36,480	15,763	5/11/63	500 bp — Monthly	(6,396)
	CMBX NA BB.6 Index	CCC+/P	18,481	72,000	31,111	5/11/63	500 bp — Monthly	(12,560)
	CMBX NA BBB-.6 Index	B+/P	729	10,980	2,732	5/11/63	300 bp — Monthly	(1,997)

Upfront premium received			772,893		Unrealized appreciation			208,704

Upfront premium (paid)			(6)		Unrealized (depreciation)			(223,522)

	Total		$772,887				Total	$(14,818)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$2,196	1/17/47	(200 bp) — Monthly	$1,884
	CMBX NA BBB-.6 Index	(9,679)	151,730	37,750	5/11/63	(300 bp) — Monthly	27,983
	Credit Suisse International
	CMBX NA BB.7 Index	(3,989)	216,960	93,748	5/11/63	(500 bp) — Monthly	89,547
	CMBX NA BB.7 Index	(52,019)	282,000	93,427	1/17/47	(500 bp) — Monthly	41,133
	CMBX NA BB.7 Index	(42,273)	257,000	85,144	1/17/47	(500 bp) — Monthly	42,621
	CMBX NA BBB-.6 Index	(49,505)	417,258	103,814	5/11/63	(300 bp) — Monthly	54,065
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	46,080	19,911	5/11/63	(500 bp) — Monthly	14,956
	CMBX NA BB.7 Index	(15,401)	94,000	31,142	1/17/47	(500 bp) — Monthly	15,650
	CMBX NA BB.7 Index	(5,685)	28,000	9,276	1/17/47	(500 bp) — Monthly	3,564
	CMBX NA BB.7 Index	(4,086)	27,000	8,945	1/17/47	(500 bp) — Monthly	4,833
	CMBX NA BBB-.7 Index	(8,458)	104,000	20,155	1/17/47	(300 bp) — Monthly	11,637
	CMBX NA BBB-.7 Index	(135)	2,000	388	1/17/47	(300 bp) — Monthly	252
	CMBX NA BBB-.7 Index	(68)	1,000	194	1/17/47	(300 bp) — Monthly	125
	CMBX NA BBB-.7 Index	(69)	1,000	194	1/17/47	(300 bp) — Monthly	124
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	411,000	79,652	1/17/47	(300 bp) — Monthly	(17,075)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	111,648	1/17/47	(500 bp) — Monthly	52,857
	CMBX NA BBB-.7 Index	(82)	1,000	194	1/17/47	(300 bp) — Monthly	111
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	40,419	1/17/47	(500 bp) — Monthly	15,678
	CMBX NA BB.7 Index	(15,619)	81,000	26,835	1/17/47	(500 bp) — Monthly	11,137
	CMBX NA BB.7 Index	(15,083)	75,000	24,848	1/17/47	(500 bp) — Monthly	9,692

Upfront premium received		—			Unrealized appreciation		397,849

Upfront premium (paid)		(406,931)			Unrealized (depreciation)		(17,075)

	Total	$(406,931)				Total	$380,774
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through January 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,285,381,466.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$137,898,025	$218,674,877	$331,283,496	$31,138	$25,289,406

	Total Short-term investments	$137,898,025	$218,674,877	$331,283,496	$31,138	$25,289,406
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $546,894.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,903,097.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $4,589,376 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $505,648 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $546,894 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$142,096,157	$5,087,000
Collateralized loan obligations	—	70,264,152	—
Corporate bonds and notes	—	1,282,530,271	—
Mortgage-backed securities	—	616,409,210	—
U.S. treasury obligations	—	138,070	—
Short-term investments	460,000	117,218,791	—

Totals by level	$460,000	$2,228,656,651	$5,087,000
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(1,108,207)	$—

Totals by level	$—	$(1,108,207)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$1,589,700,000
OTC credit default contracts (notional)	$5,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com